Basis of presentation	12 Months Ended
Dec. 31, 2021
Basis Of Presentation [Abstract]
Basis of presentation [Text Block]

2.   Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"). The accounting policies, methods of computation and presentation applied in these consolidated financial statements are consistent with those of the previous financial year. The Board of Directors approved the audited consolidated financial statements for issue on February 24, 2022.

Uncertainty due to COVID-19

The COVID-19 pandemic has had a significant impact on the global economy and commodity and financial markets. The full extent and impact of the COVID-19 pandemic is unknown at this time and its adverse effects may continue for an extended and unknown period of time, particularly as variant strains of the virus are identified. The impact of the pandemic to date has included volatility in financial markets, a slowdown in economic activity, supply chain and labour issues, and volatility in commodity prices (including gold and silver). Furthermore, as efforts have been undertaken to slow the spread of the COVID-19 pandemic, the operation and development of mining projects have been impacted. Many mining projects, including a number of the properties in which Osisko holds a royalty, stream or other interest have been impacted by the pandemic resulting in the temporary suspension of operations, and other mitigation measures that impacted production. If the operation or development of one or more of the properties in which Osisko holds a royalty, stream or other interest and from which it receives or expects to receive significant revenue is suspended as a result of the continuing COVID-19 pandemic or future pandemics or other public health emergencies, it may have a material adverse impact on Osisko's profitability, results of operations, financial condition and the trading price of Osisko's securities. The extent of the impact of the COVID-19 pandemic on our operational and financial performance will depend on future developments, including a widely available vaccine in each of the countries where are located the assets on which we own a royalty, stream or other interest, the duration and severity of the pandemic and related restrictions, all of which continue to be uncertain and cannot be predicted.